IFRS 7 - Disclosure - Liquidity Risk - Summary of Credit Related Commitments (Detail) - CAD ($) $ in Millions	Oct. 31, 2022	Oct. 31, 2021
Disclosure of commitments [line items]
Credit related commitments	$ 421,510	$ 381,042
Unutilized credit commitments [member]
Disclosure of commitments [line items]
Credit related commitments	336,261	301,343
Securities lending [member]
Disclosure of commitments [line items]
Credit related commitments	53,008	50,578
Standby and performance letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	18,459	15,775
Backstop liquidity facilities [member]
Disclosure of commitments [line items]
Credit related commitments	12,855	12,174
Documentary and commercial letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	209	194
Other commitments to extend credit [Member]
Disclosure of commitments [line items]
Credit related commitments	718	978
Less than 1 month [member]
Disclosure of commitments [line items]
Credit related commitments	50,694	49,440
Less than 1 month [member] | Unutilized credit commitments [member]
Disclosure of commitments [line items]
Credit related commitments	1,621
Less than 1 month [member] | Securities lending [member]
Disclosure of commitments [line items]
Credit related commitments	44,328
Less than 1 month [member] | Standby and performance letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	3,968
Less than 1 month [member] | Documentary and commercial letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	59
Less than 1 month [member] | Other commitments to extend credit [Member]
Disclosure of commitments [line items]
Credit related commitments	718
Later than one months and not later than three months [member]
Disclosure of commitments [line items]
Credit related commitments	28,841	28,564
Later than one months and not later than three months [member] | Unutilized credit commitments [member]
Disclosure of commitments [line items]
Credit related commitments	10,058
Later than one months and not later than three months [member] | Securities lending [member]
Disclosure of commitments [line items]
Credit related commitments	4,352
Later than one months and not later than three months [member] | Standby and performance letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	3,330
Later than one months and not later than three months [member] | Backstop liquidity facilities [member]
Disclosure of commitments [line items]
Credit related commitments	11,003
Later than one months and not later than three months [member] | Documentary and commercial letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	98
3 - 6 months [member]
Disclosure of commitments [line items]
Credit related commitments	13,542	10,516
3 - 6 months [member] | Unutilized credit commitments [member]
Disclosure of commitments [line items]
Credit related commitments	5,190
3 - 6 months [member] | Securities lending [member]
Disclosure of commitments [line items]
Credit related commitments	4,328
3 - 6 months [member] | Standby and performance letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	2,927
3 - 6 months [member] | Backstop liquidity facilities [member]
Disclosure of commitments [line items]
Credit related commitments	1,076
3 - 6 months [member] | Documentary and commercial letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	21
6 - 9 months [Member]
Disclosure of commitments [line items]
Credit related commitments	10,256	9,343
6 - 9 months [Member] | Unutilized credit commitments [member]
Disclosure of commitments [line items]
Credit related commitments	5,867
6 - 9 months [Member] | Standby and performance letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	3,783
6 - 9 months [Member] | Backstop liquidity facilities [member]
Disclosure of commitments [line items]
Credit related commitments	604
6 - 9 months [Member] | Documentary and commercial letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	2
9 - 12 months [Member]
Disclosure of commitments [line items]
Credit related commitments	8,415	7,902
9 - 12 months [Member] | Unutilized credit commitments [member]
Disclosure of commitments [line items]
Credit related commitments	5,300
9 - 12 months [Member] | Standby and performance letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	2,942
9 - 12 months [Member] | Backstop liquidity facilities [member]
Disclosure of commitments [line items]
Credit related commitments	172
9 - 12 months [Member] | Documentary and commercial letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	1
1 - 2 years [member]
Disclosure of commitments [line items]
Credit related commitments	22,105	25,284
1 - 2 years [member] | Unutilized credit commitments [member]
Disclosure of commitments [line items]
Credit related commitments	21,483
1 - 2 years [member] | Standby and performance letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	618
1 - 2 years [member] | Documentary and commercial letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	4
2 - 5 years [member]
Disclosure of commitments [line items]
Credit related commitments	68,049	57,866
2 - 5 years [member] | Unutilized credit commitments [member]
Disclosure of commitments [line items]
Credit related commitments	67,286
2 - 5 years [member] | Standby and performance letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	739
2 - 5 years [member] | Documentary and commercial letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	24
Over 5 years [member]
Disclosure of commitments [line items]
Credit related commitments	2,735	3,678
Over 5 years [member] | Unutilized credit commitments [member]
Disclosure of commitments [line items]
Credit related commitments	2,583
Over 5 years [member] | Standby and performance letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	152
No specific maturity [member]
Disclosure of commitments [line items]
Credit related commitments	216,873	$ 188,449
No specific maturity [member] | Unutilized credit commitments [member]
Disclosure of commitments [line items]
Credit related commitments	$ 216,873